Share-Based Payments (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Restricted Stock
The following table summarizes the Company's RSU activity for nine months ended March 31, 2016:

	Shares	Weighted Average Grant Date Fair Value
Nonvested at July 1, 2015	466,257	$52.23
Granted	351,427	1.63
Vested	(330,489)	54.10
Forfeited and canceled	(261,019)	3.65
Nonvested at March 31, 2016	226,176	$4.71

This information does not include RSUs granted as part of the acquisitions of Wetpaint and Choose Digital described in Note 6: Acquisitions.

Description	Shares	Weighted Average Grant Date Fair Value
Nonvested at June 30, 2014	396,370	$95.57
Granted	1,794,841	3.20
Vested	(1,512,496)	17.10
Forfeited and canceled	(212,458)	3.20
Nonvested at June 30, 2015	466,257	$41.00

Schedule of Stock Options
The following table summarizes the Company's stock option activity for nine months ended March 31, 2016:

	Number of Options	Weighted average exercise price
Outstanding at July 1, 2015	1,181,818	$11.19
Granted	235,333	0.46
Exercised	—	—
Forfeited and canceled	(359,518)	6.01
Outstanding at March 31, 2016	1,057,633	$10.63
Exercisable at March 31, 2016	959,561	$11.20

The following table summarizes the Company's stock option activity for year ended June 30, 2015:

Description	Number of Options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at June 30, 2014	989,066	$30.09	9.44	$—
Granted	610,335	2.97	—	—
Exercised	(35,000)	2.33	—	27
Forfeited and canceled	(382,583)	47.75	—	4
Outstanding at June 30, 2015	1,181,818	11.19	8.97	15
Exercisable at June 30, 2015	818,097	$13.59	8.97	$—

Schedule of Weighted Average Assumptions
The fair value of the options granted during the nine months ended March 31, 2016 and March 31, 2015 were estimated based on the following weighted average assumptions:

	Nine Months Ended March 31, 2016	Nine Months Ended March 31, 2015
Expected volatility	80%	80%
Risk-free interest rate	1.94%	2.04%
Expected dividend yield	—	—
Expected life (in years)	6.50	6.50
Estimated fair value per option granted	$0.33	$2.55

The fair value of options granted during the years ended June 30, 2015 and 2014 were estimated based on the following weighted average assumptions:

Description	Year Ended June 30, 2015	Year Ended June 30, 2014
Expected volatility	80%	80%
Risk-free interest rate	1.82%	1.92%
Expected dividend yield	—	—
Expected life (in years)	6.50	6.49
Estimated fair value per option granted	$2.11	$3.73